Pension And Postretirement Benefit Costs (Schedule Of Net Periodic Pension And Postretirement Benefit Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 693,729	$ 614,264	$ 545,569
Interest cost	1,720,183	1,744,912	1,868,486
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	770,253	680,874	771,660
Net periodic expense	$ 3,133,413	$ 2,989,298	$ 3,134,963
Discount rate	5.00%	5.50%	6.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%	9% for fiscal 2010 decreasing 1%/yr to 5%